Risk Management - Summary of Credit Quality of Cash and Cash Equivalents, and Marketable Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents	$ 22,519	$ 21,205	$ 25,058	$ 16,655
Marketable securities	1,949	874
AAA credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents		5,217
AA credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents	752	7
Marketable securities	609
A credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents	14,864	11,372
BBB credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents	801	42
BB credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents	3,566	2,794
B Credit Grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents	4	10
AAA.br credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents	126	373
Marketable securities		874
AA.br credit grades [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents	818	1,369
A Point Br Credit Grades [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents	1,239
Bb Point Br Credit Grades [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents	317
Marketable securities	1,162
Other ratings [Member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [Line Items]
Cash and cash equivalents	$ 32	$ 21